Lines of credit (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Available (Lines of Credit)	$ 8,350
Balance	7,636
Used	$ 714
Foreign countries [member] | Petrobras Global Trading BV [member] | Syndicate of banks [member]
IfrsStatementLineItems [Line Items]
Date	3/7/2018
Maturity	2/7/2023
Available (Lines of Credit)	$ 4,350
Balance	$ 4,350
Foreign countries [member] | Petrobras Global Trading BV [member] | Syndicate Of Banks Two [Member]
IfrsStatementLineItems [Line Items]
Date	3/27/2019	[1]
Maturity	2/27/2024	[1]
Available (Lines of Credit)	$ 3,250	[1]
Balance	$ 3,250	[1]
Foreign countries [member] | Petrobras Global Trading BV [member] | The Export Import Bank Of China [Member]
IfrsStatementLineItems [Line Items]
Date	12/23/2019
Maturity	12/27/2021
Available (Lines of Credit)	$ 750
Balance	36
Used	714
BRAZIL
IfrsStatementLineItems [Line Items]
Available (Lines of Credit)	1,266
Balance	$ 1,266
BRAZIL | Petroleo Brasileiro S-A [member] | Disclosure Of Trade Receivables Overdue Third Parties [table text block]
IfrsStatementLineItems [Line Items]
Date	3/23/2018
Maturity	1/26/2023
Available (Lines of Credit)	$ 400
Balance	$ 400
BRAZIL | Petroleo Brasileiro S-A [member] | Bradesco [member]
IfrsStatementLineItems [Line Items]
Date	6/1/2018
Maturity	5/31/2023
Available (Lines of Credit)	$ 400
Balance	$ 400
BRAZIL | Petroleo Brasileiro S-A [member] | Disclosure Of Changes In Allowance For Impairment Of Trade And Other Receivables [table text block]
IfrsStatementLineItems [Line Items]
Date	10/4/2018
Maturity	9/5/2025
Available (Lines of Credit)	$ 400
Balance	$ 400
BRAZIL | Petroleo Brasileiro S-A [member] | Caixa Economica Federal [member]
IfrsStatementLineItems [Line Items]
Date	11/23/2010
Available (Lines of Credit)	$ 66
Balance	$ 66

[1]	As of April 30, 2021, Petrobras extended part of the Revolving Credit Facility. Hence, US$2,050 will be available from February 28, 2024 to February 27, 2026.